Shareholder Report, Holdings (Details) - C000236406 [Member]	May 31, 2024
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value